Dresdner RCM Global
Investors LLC
                                   4 Embarcadero Center
                                   San Francisco, California
94111


May 6, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Dresdner RCM Capital Funds, Inc. (the "Company"):
     Dresdner RCM Growth Equity Fund
     Dresdner RCM Small Cap Fund
     Dresdner RCM International Growth Equity Fund A (the
"Funds")
     File Nos. 2-63825 and 811-2913

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this certifies that the form of Combined Prospectus and Statement of Additional Information for the above referenced Funds that would have been filed under paragraph (b) or (c) does not differ from that contained in the most recent registration statement, which was filed electronically on May 1, 1998.

Sincerely,



/s/Richard W. Ingram
President, Treasurer and Chief Financial Officer